SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2019
Machinery and electronic equipment | Minimum
Property and equipment, net
Estimated useful life	3 years
Machinery and electronic equipment | Maximum
Property and equipment, net
Estimated useful life	10 years
Motor vehicles
Property and equipment, net
Estimated useful life	3 years